Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Shares of Restricted Common Stock Activity
A summary of the status of the nonvested shares of restricted Class A common stock as of December 31, 2017 and the changes for the year ended December 31, 2018 is presented below:

Restricted Stock	Shares
Nonvested at December 31, 2017	22,500
Vested	(9,000)
Granted	12,000
Nonvested at December 31, 2018	25,500